COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Product warranty activity
Beginning balance	$ 10,317	$ 12,836
Warranty provision	4,899	5,345
Changes in estimate		(7,788)
Reduction for warranty cost incurred		(174)
Foreign exchange effect	196	98
Ending balance	$ 15,412	$ 10,317